Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Supplemental Information [Abstract]
Components of Changes in Non-cash Working Capital Balances

Components of changes in non-cash working capital balances were as follows:

	2023	2022
Accounts receivable	$30,431	$(143,832)
Inventory	(637)	(10,482)
Accounts payable and accrued liabilities	(50,787)	121,878
	$(20,993)	$(32,436)
Pertaining to:
Operations	$(32,838)	$(45,890)
Investments	11,845	13,454

Components of Accounts Receivable	The components of accounts receivable were as follows:

	2023	2022
Trade	$305,141	$297,329
Accrued trade	29,363	25,446
Prepaids and other	86,923	91,150
	$421,427	$413,925

Components of Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities were as follows:

	2023	2022
Accounts payable	$151,348	$136,360
Accrued liabilities:
Payroll	82,257	153,932
Other	108,777	101,761
	$342,382	$392,053

Summary of Operating and General and Administrative Expenses	The following table presents operating and general and administrative expenses by nature:

	2023	2022
Wages, salaries and benefits	$846,216	$735,566
Purchased materials, supplies and services	445,927	436,356
Share-based compensation	34,593	133,667
	$1,326,736	$1,305,589
Allocated to:
Operating expense	$1,204,548	$1,124,601
General and administrative	122,188	180,988
	$1,326,736	$1,305,589